Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Registrant Name	dei_EntityRegistrantName	Fidelity Colchester Street Trust
Central Index Key	dei_EntityCentralIndexKey	0000356173
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 08, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 08, 2020
Prospectus Date	rr_ProspectusDate	May 30, 2019